Sales of Certain Receivables - Sales of Service Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2016
Variable Interest Entity [Line Items]
Other current assets	$ 1,903	$ 1,537
Accounts payable and accrued liabilities	8,528	7,152
Other current liabilities	414	405
Factoring Arrangement | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Revolving receivables facility, maximum borrowing capacity			$ 950
Revolving receivables facility, outstanding borrowings	880	907
Other current assets	236	207
Accounts payable and accrued liabilities	25	17
Other current liabilities	$ 180	$ 129